Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2021	Jun. 30, 2022	Dec. 31, 2021
Liquidity and Capital Resources (Details) [Line Items]
Going concern		1 year	1 year
Going concern period		1 year	1 year
Cash on hand		$ 120,585
Accumulated deficit		3,219,308	$ 2,907,644
Gross proceeds	$ 990,983
Principal amount			9,411
Transaction costs	84,278
Liabilities	$ 139,557
Net proceeds			$ 767,148
Forecast [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amount		$ 8,940